Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
Schedule of composition of assets, grouped by major classification
	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Computers and electronic equipment	$2,089	$1,977
Office furniture and equipment	158	157
Vehicles	121	87
Leasehold improvements	27	27
	2,395	2,248
Less - accumulated depreciation and amortization	(2,170)	(2,073)

	$225	$175

Schedule of property and equipment by geographical location
	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands
Israel	$74	$62
Romania	70	67
Germany	81	46

Total	$225	$175